FINANCE RECEIVABLES	12 Months Ended
Sep. 30, 2011
FINANCE RECEIVABLES
FINANCE RECEIVABLES

NOTE 2: FINANCE RECEIVABLES

        Our finance receivables are comprised of military loans and retail installment contracts. During fiscal year 2011, we purchased $425.6 million of military loans from MBD compared to $419.1 million during fiscal year 2010. We acquired $30.9 million in retail installment contracts during fiscal 2011 compared to $39.4 million during fiscal 2010. Unapplied finance receivables payments consist of principal amounts collected on September 30, 2011 due on October 1, 2011.

        The following table represents finance receivables for the periods presented:

	As of September 30,
	2011	2010
Military loans	$370,601,538	$344,108,417
Retail installment contracts	34,632,001	42,932,469

Total finance receivables	405,233,539	387,040,886
Net deferred loan fees and dealer discounts	(21,519,999)	(20,294,073)
Unearned debt protection and insurance premium reserves	(14,701,405)	(11,639,237)
Unapplied finance receivables payments	(11,152,083)	—
Debt protection claims and policy reserves	(1,759,026)	(653,926)

Finance receivables—net of unearned fees and premiums	356,101,026	354,453,650
Allowance for credit losses	(25,396,255)	(24,496,256)

Net finance receivables	$330,704,771	$329,957,394

        Management has an established methodology to determine the adequacy of the allowance for credit losses that assesses the risks and losses inherent in the finance receivable portfolio. Our portfolio consists of a large number of relatively small, homogenous accounts. No account is large enough to warrant individual evaluation for impairment. For purposes of determining the allowance for credit losses, the Company has segmented the finance receivable portfolio by military loans and retail installment contracts.

        The allowance for credit losses for military loans and retail installment contracts is maintained at an amount that management considers sufficient to cover estimated future losses. The Company's allowance for credit losses is sensitive to risk ratings assigned to evaluated segments, economic assumptions and delinquency trends driving statistically modeled reserves. We consider numerous qualitative and quantitative factors in estimating losses in our finance receivable portfolio, including the following:

  •
  prior credit losses and recovery experience;

  •
  current economic conditions;

  •
  current finance receivable delinquency trends; and

  •
  demographics of the current finance receivables.

        We also use internally developed data in this process. We utilize a statistical model based on potential credit risk trends, growth rate and charge off data, when incorporating both historical and prospective factors to estimate losses. These results and management's judgment are used to project future losses and to establish the allowance for credit losses for each segment of our finance receivables.

        As part of the on-going monitoring of the credit quality of our entire finance receivable portfolio, management tracks certain credit quality indicators of our customers including trends related to (1) net charge-offs, (2) nonperforming loans and (3) payment history.

        There is uncertainty inherent in these estimates, making it possible that they could change in the near term. We make regular enhancements to our allowance that have not resulted in material changes to our allowance methodology.

        The following table sets forth changes in the components of our allowance for credit losses on finance receivables as of the end of the periods presented:

	As of and for the Year Ended
	2011			2010
	Military Loans	Retail Contracts	Total	Military Loans	Retail Contracts	Total
	(dollars in thousands)
Allowance for credit losses:
Balance, beginning of period	$22,764	$1,732	$24,496	$23,902	$719	$24,621
Finance receivables charged-off	(26,349)	(2,516)	(28,865)	(25,096)	(1,127)	(26,223)
Recoveries	3,693	506	4,199	3,206	459	3,665
Provision	22,862	2,704	25,566	20,752	1,681	22,433

Balance, end of period	22,970	2,426	25,396	22,764	1,732	24,496
Finance receivables	370,602	34,632	405,234	344,109	42,932	387,041
Allowance for loan losses	(22,970)	(2,426)	(25,396)	(22,764)	(1,732)	(24,496)

Balance net of allowance	$347,632	$32,206	$379,838	$321,345	$41,200	$362,545

        The accrual of interest income is suspended when a full payment on either military loans or retail installment contracts has not been received for 90 days or more and the interest due exceeds an amount equal to 60 days of interest charges. Nonperforming loans represent those finance receivables on which the accrual of interest income has been suspended and for which no full payment of principal or interest has been received for more than 90 days. As of September 30, 2011, we had $7.8 million in military loans and $0.9 million in retail installment contracts that were nonperforming loans compared to $6.8 million in military loans and $0.7 in retail installment contracts as of September 30, 2010. We did not have any finance receivables greater than 90 days past due accruing interest as of September 30, 2011 or 2010. The accrual of interest is resumed and the account is considered current when a full payment (95% or more of the contracted payment amount) is received. We charge-off a loan after 180 days past due, consider it impaired and remove it from our finance receivable portfolio. We do not recognize interest income on impaired loans or restructure troubled debt as a form of curing delinquencies.

        The following table reflects the amount of accrued interest receivable for nonperforming loans as of the periods presented:

	As of Years Ending September 30,
	2011(1)	2010
	(dollars in thousands)
Total accrued interest receivable	$5,318	$6,036

Nonperforming assets:
Military loans	394	416
As percent of total accrued interest receivable	7.4%	6.9%
Retail installment contracts	14	12
As percent of total accrued interest receivable	0.3%	0.2%

Total accrued interest on nonperforming assets	$408	$428
Total nonperforming as a percent of total accrued interest	7.7%	7.1%
(1)
Total accrued interest receivable is based on pro forma amounts

        A large portion of our customers are unable to obtain financing from traditional sources due to factors such as age, frequent relocations and lack of credit history. These factors may not allow them to build relationships with traditional sources of financing. As a result, our receivables do not have a credit risk profile that can be easily measured by the credit quality indicators normally used by the financial markets. We manage the risk by closely monitoring the performance of the portfolio and through our underwriting process.

        The following reflects the credit quality of the Company's finance receivables:

	As of and for Year Ending September 30,
	2011	2010
	(dollars in thousands)
Total finance receivables:
Gross balance	$405,234	$387,041
Performing	396,507	379,523
Non-performing, 90 days delinquent	8,727	7,518

Non-performing loans as a percent of gross balance	2.15%	1.94%
Military loans:
Gross balance	$370,602	$344,109
Performing	362,787	337,295
Non-performing, 90 days delinquent	7,815	6,814

Non-performing loans as a percent of gross balance	2.11%	1.98%
Retail installment contracts:
Gross balance	$34,632	$42,932
Performing	33,720	42,228
Non-performing, 90 days delinquent	912	704

Non-performing loans as a percent of gross balance	2.63%	1.64%

        As of September 30, 2011, the past due finance receivables are as follows:

	Age Analysis of Past Due Financing Receivables As of September 30, 2011
	60 - 89 Days Past Due	90 - 180 Days Past Due	Total 60 - 180 Days Past Due	0 - 59 Days Past Due	Total Finance Receivables
	(dollars in thousands)
Consumer loans:
Military loans	$4,697	$7,815	$12,512	$358,090	$370,602
Retail installment contracts	529	912	1,441	33,191	34,632

Total	$5,226	$8,727	$13,954	$391,280	$405,234

        Additionally, MBD uses our underwriting criteria, which were developed from our past customer credit repayment experience and are periodically evaluated based on current portfolio performance. These criteria require the following:

  •
  All borrowers must be active-duty or career retired U.S. military personnel or U.S. Department of Defense employees.

  •
  All potential borrowers must complete standardized credit applications either in person at one of MBD's loan production offices or online via the Internet.

  •
  A thorough review must be conducted on all applicants' military service history. This includes verification of status including rank and time in service. Other review procedures may be conducted as deemed necessary.

  •
  Loan repayment terms must generally be structured to repay the entire loan prior to the borrower's estimated separation from the military.

        These indicators are used to help minimize the risk of unwillingness or inability to repay for both military loans and retail installment contracts. These guidelines were developed from past customer credit repayment experience and are periodically revalidated based on current portfolio performance. Loans are limited to amounts that the customer could reasonably be expected to repay from discretionary income.

        The liability for unpaid claims and claim adjustment expenses is estimated using an actuarially computed amount payable on claims reported prior to the balance sheet date that have not yet been settled, claims reported subsequent to the balance sheet date that have been incurred during the period ended, and an estimate (based on prior experience) of incurred but unreported claims relating to such period.

        The chart below details the amount of earned fees that are related to our debt protection product as of the period presented:

	As of and for the Year Ended
	2011	2010
Revenue:
Net debt protection revenue, net	$7,261,475	$1,285,641

Expenses:
Claims paid and change in reserve	$1,879,518	$131,258
Third party commissions paid	797,989	138,656

Total expenses	$2,677,507	$269,914

Net debt protection income:	$4,583,968	$1,015,727

        Activity in the liability for unpaid claims and claim adjustment expenses for our health and life coverage for debt protection and reinsurance are summarized as follows:

	As of and for the Year ended
	2011	2010	2009
Balance, beginning of period	$653,926	$627,106	$507,470
Claim amount incurred, related to
Prior periods	906,342	281,310	246,950
Current period	984,708	186,067	210,928

Total	1,891,050	467,377	457,878
Claim amount paid, related to
Prior periods	376,690	265,167	182,426
Current period	409,260	175,390	155,816

Total	785,950	440,557	338,242
Balance, end of period	$1,759,026	$653,926	$627,106